Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Components of net periodic benefit cost
The cost to the company of its retirement benefit plans is shown in the following table:

	Year Ended December 31
	Pension Benefits			Medical and Life Benefits
$ in millions	2019	2018	2017	2019	2018	2017
Components of net periodic benefit cost (benefit)
Service cost	$367	$404	$388	$16	$21	$20
Interest cost	1,360	1,226	1,250	80	76	85
Expected return on plan assets	(2,101)	(2,217)	(1,885)	(92)	(101)	(89)
Amortization of prior service credit	(59)	(58)	(57)	(3)	(21)	(22)
Mark-to-market expense (benefit)	1,783	699	(445)	17	(44)	(91)
Other	—	—	(7)	—	—	—
Net periodic benefit cost (benefit)	$1,350	$54	$(756)	$18	$(69)	$(97)

Changes in unamortized benefit plan costs
The table below summarizes the components of changes in unamortized prior service credit for the years ended December 31, 2017, 2018 and 2019:

$ in millions	Pension Benefits	Medical and Life Benefits	Total
Changes in unamortized prior service credit
Amortization of prior service credit	$57	$22	$79
Tax expense	(26)	(9)	(35)
Change in unamortized prior service credit – 2017	31	13	44
Amortization of prior service credit	58	21	79
Tax expense	(14)	(5)	(19)
Change in unamortized prior service credit – 2018	44	16	60
Amortization of prior service credit	59	3	62
Tax expense	(14)	(1)	(15)
Change in unamortized prior service credit – 2019	$45	$2	$47

Change in plan assets and amounts recognized in the consolidated statements of financial position
The following table sets forth the funded status and amounts recognized in the consolidated statements of financial position for the company’s defined benefit retirement plans. Pension benefits data includes the qualified plans, foreign plans and U.S. unfunded non-qualified plans for benefits provided to directors, officers and certain employees. The company uses a December 31 measurement date for its plans.

	Pension Benefits		Medical and Life Benefits
$ in millions	2019	2018	2019	2018
Plan Assets
Fair value of plan assets at beginning of year	$27,150	$27,226	$1,247	$1,338
Net gain (loss) on plan assets	5,025	(1,043)	234	(65)
Employer contributions	221	370	42	38
Participant contributions	8	9	24	25
Benefits paid	(1,763)	(1,685)	(156)	(148)
Acquired plan assets	—	2,293	—	58
Other	5	(20)	1	1
Fair value of plan assets at end of year	30,646	27,150	1,392	1,247
Projected Benefit Obligation
Projected benefit obligation at beginning of year	32,231	31,967	1,930	2,110
Service cost	367	404	16	21
Interest cost	1,360	1,226	80	76
Participant contributions	8	9	24	25
Actuarial loss (gain)	4,708	(2,561)	159	(211)
Benefits paid	(1,763)	(1,685)	(156)	(148)
Acquired benefit obligation	—	2,895	—	50
Other	3	(24)	(5)	7
Projected benefit obligation at end of year	36,914	32,231	2,048	1,930
Funded status	$(6,268)	$(5,081)	$(656)	$(683)

Classification of amounts recognized in the consolidated statements of financial position
Non-current assets	$124	$77	$151	$124
Current liability	(173)	(164)	(47)	(46)
Non-current liability	(6,219)	(4,994)	(760)	(761)

Pension plans with accumulated benefit obligations in excess of fair value of plan assets
Amounts for pension plans with accumulated benefit obligations in excess of fair value of plan assets are as follows:

	December 31
$ in millions	2019	2018
Projected benefit obligation	$34,715	$30,259
Accumulated benefit obligation	34,305	29,961
Fair value of plan assets	28,324	25,101

Weighted-average plan assumptions
On a weighted-average basis, the following assumptions were used to determine benefit obligations and net periodic benefit cost:

	Pension Benefits		Medical and Life Benefits
	2019	2018	2019	2018
Assumptions used to determine benefit obligation at December 31
Discount rate	3.39%	4.31%	3.35%	4.30%
Initial cash balance crediting rate assumed for the next year	2.39%	3.00%
Rate to which the cash balance crediting rate is assumed to increase (the ultimate rate)	2.64%	3.25%
Year that the cash balance crediting rate reaches the ultimate rate	2025	2024
Rate of compensation increase	3.00%	3.00%
Initial health care cost trend rate assumed for the next year			5.90%	6.20%
Rate to which the health care cost trend rate is assumed to decline (the ultimate trend rate)			5.00%	5.00%
Year that the health care cost trend rate reaches the ultimate trend rate			2023	2023
Assumptions used to determine benefit cost for the year ended December 31
Discount rate	4.31%	3.68%	4.30%	3.66%
Initial cash balance crediting rate assumed for the next year	3.00%	2.75%
Rate to which the cash balance crediting rate is assumed to increase (the ultimate rate)	3.25%	3.00%
Year that the cash balance crediting rate reaches the ultimate rate	2024	2023
Expected long-term return on plan assets	8.00%	8.00%	7.67%	7.65%
Rate of compensation increase	3.00%	3.00%
Initial health care cost trend rate assumed for the next year			6.20%	6.50%
Rate to which the health care cost trend rate is assumed to decline (the ultimate trend rate)			5.00%	5.00%
Year that the health care cost trend rate reaches the ultimate trend rate			2023	2023

Plan asset allocation
For the majority of the plans’ assets, the investment policies require that the asset allocation be maintained within the following ranges as of December 31, 2019:

Asset Allocation Ranges
Cash and cash equivalents	0% - 12%
Global public equities	30% - 50%
Fixed-income securities	20% - 40%
Alternative investments	18% - 38%

The table below provides the fair values of the company’s pension and Voluntary Employee Beneficiary Association (VEBA) trust plan assets at December 31, 2019 and 2018, by asset category. The table also identifies the level of inputs used to determine the fair value of assets in each category. See Note 1 for the definitions of these levels. Certain investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy table. The total fair value of these investments is included in the table below to permit reconciliation of the fair value hierarchy to amounts presented in the funded status table above. As of December 31, 2019 and 2018, there were no investments expected to be sold at a value materially different than NAV.

	Level 1		Level 2		Level 3		Total
$ in millions	2019	2018	2019	2018	2019	2018	2019	2018
Asset category
Cash and cash equivalents	$233	$209	$2,572	$2,655			$2,805	$2,864
U.S. equities	3,341	2,859					3,341	2,859
International equities	3,271	2,711			$2	$1	3,273	2,712
Fixed-income securities
U.S. Treasuries	20	26	2,716	1,501			2,736	1,527
U.S. Government Agency			297	322			297	322
Non-U.S. Government			194	206			194	206
Corporate debt	28	34	4,513	4,141			4,541	4,175
Asset backed			892	297			892	297
High yield debt	30	11	104	153			134	164
Bank loans			33	20			33	20
Other assets	(9)	15	59	51	2	2	52	68
Investments valued using NAV as a practical expedient
U.S. equities							1,131	1,170
International equities							5,636	4,017
Fixed-income funds							438	1,386
Hedge funds							246	351
Opportunistic investments							1,459	1,367
Private equity funds							2,454	2,510
Real estate funds							2,376	2,382
Fair value of plan assets at the end of the year	$6,914	$5,865	$11,380	$9,346	$4	$3	$32,038	$28,397

Estimated benefit payments
The following table reflects estimated future benefit payments for the next ten years, based upon the same assumptions used to measure the benefit obligation, and includes expected future employee service, as of December 31, 2019:

$ in millions	Pension Plans	Medical and Life Plans	Total
Year Ending December 31
2020	$1,849	$151	$2,000
2021	1,898	150	2,048
2022	1,947	139	2,086
2023	1,991	138	2,129
2024	2,039	136	2,175
2025 through 2029	10,702	630	11,332